Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 4 - Cash and Cash Equivalents

	December 31
	2023	2022
	€ in thousands
Cash	21,093	14,768
On call deposits	30,034	31,690
Cash and cash equivalents	51,127	46,458

Cash and cash equivalents in the statement of cash flows	51,127	46,458

The Company’s exposure to credit, interest rate and currency risks, and a sensitivity analysis for financial assets, are included in Note 21 regarding financial instruments.